UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  (811-5037)
                                                     ----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30, 2005
                         ------------------

Date of reporting period:  MARCH 31, 2005
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

(TCM SMALL CAP GROWTH FUND LOGO)

                               SEMI-ANNUAL REPORT

                           TCM Small Cap Growth Fund

                                                                  MARCH 31, 2005

                                                       TCM SMALL CAP GROWTH FUND

MAY 11, 2005

DEAR FELLOW SHAREHOLDER:

  Thank you for your investment in our mutual fund, TCM Small Cap Growth Fund. This is our first semi-annual report to shareholders, and the following performance review and financial statements cover the six months ended March 31, 2005, which is the first half of the Fund's fiscal year.

  PERFORMANCE OVERVIEW. The fourth quarter of 2004 built upon the rally that started in mid-August, and small cap stocks were the star of the quarter, with the Russell 2000 Growth Index returning 15.1% vs. the S&P 500's 9.2%. The Fund began operations on October 1, 2004 and its SEC standardized return for the quarter was 12.75%. Much of the difference in performance between the Fund and the Russell 2000 Growth Index is attributable to the cash position of the Fund on its inception date, October 1, 2004, when the Index was up 2.15% in one day. The first quarter of 2005 experienced a broad retrenchment in stock market performance from the strong fourth quarter of 2004. The Russell 2000 Growth Index was down 6.83%, with the broader indices also losing ground as the S&P 500 Index posted a -2.15% return for the quarter. The Fund's return for the first quarter was -1.60% versus -5.39% for the average small cap growth fund in the Lipper universe. The Fund's return for the six months ended March 31, 2005 was 10.95%, which compares to 7.23% for the Fund's benchmark, the Russell 2000 Growth Index.

  PERFORMANCE ATTRIBUTION. As mentioned above, the fact that the Fund held cash on October 1, 2004, its inception date, had a negative impact of over 2% on the Fund's reported total return for the six months ended March 31, 2005. The only shareholders of the Fund on that day were the founders of the Fund's adviser, Tyee Capital Management. Excluding the impact of that day, the Fund outperformed its benchmark by 5.81% for the period October 2, 2004 through March 31, 2005.

  This outperformance was generated 85% by stock selection and 15% by sector allocation decisions. Sectors that contributed most to our performance during the period were Energy, Industrials, and Health Care. In Energy, which was the winning sector for the period, several stocks made significant contributions to the portfolio, including Hornbeck Oil Services (+51%), National Oilwell (+38%), and Gulfmark Offshore (+58%). These companies provide equipment and services to oil & gas producers. The Industrials sector was a close second in terms of portfolio returns as the economy continued to show signs of renewed strength and growth. We had several strong performers benefiting from the recovery, including United Defense Industries (+85%), which was acquired during the first quarter, and Joy Global (+50%). Lastly, Health Care also helped the Fund's performance particularly in the first quarter of 2005 as our more quality oriented stocks did well against the more aggressive, nonearnings stocks, such as biotechs, which were dismal in the quarter. For example, Allscripts Healthcare Solutions is a company that develops and sells software that allows doctors to maintain electronic medical records and use drug E-prescribing. Its stock, a 90 basis point position in our portfolios at quarter end, was up 34% for the quarter in response to strong product demand as part of a growing trend to lower health care costs by increasing efficiency and accuracy through the use of technology.

  While all sectors were positive for the six month period, the weakest sectors for the Fund were Consumer Discretionary and Information Technology. We were underweighted in Consumer Discretionary, but performance was hurt by our stock selection in that sector. Although Technology underperformed for the period and we were slightly overweighted, we were able to outperform the benchmark by focusing on higher quality companies. In terms of sector allocation, Energy was the biggest contributor, as we were overweight in that sector and our stocks were up 30% versus 24% for the benchmark.

  MARKET OUTLOOK. As discussed in our fourth quarter outlook, we think the stock market is suffering from valuation compression due to rising interest rates and a perceived growing inflation threat, as well as a potential economic slowdown as the Fed's rate hikes filter through the economy. The pressure on the market is further exacerbated by crude oil trading over $50 per barrel. The language by the Fed has grown incrementally more hawkish on the inflation threat, and indeed, in our many conversations with senior managements, we have seen a growing ability to pass on rising raw material and energy costs to customers. Of course, the reason that these costs are rising is because of strong worldwide demand and economic growth, particularly in the United States and China. Earnings growth continues to be good but decelerating as the economy enters a more mature stage of growth. Where the market goes from here will depend on how high inflation and interest rates go (negative for valuations) versus the sustainable level of economic growth that can be delivered (good for earnings and supportive of valuations). It is a tug of war, and in the first quarter stocks lost some ground, but are not yet face down in the mud. Longer term, market improvement will depend on a belief that the Fed is near the end of its rate increases and that economic/earnings growth is still solid.

  Valuations have been compressed, particularly in the technology and biotech sectors. We are looking closely at these groups for a possible rebound, as well as some industrials that have underperformed despite very strong earnings growth. We are also watching closely the demand drivers for energy and materials for signs of continued strength in those groups. Our goldilocks scenario is for oil prices to settle down into the mid 40's and the Fed to be able to back off from becoming more aggressive in raising rates. A bearish scenario is if inflation continues to accelerate, the Fed starts raising rates by 50 bps, and China and/or the US economies begin to slow. Junk bond spreads are also a key metric to watch for the risk premium investors are demanding.
The spread is historically low, and has started to tick up, which is not a trend we want to see continue. We will continue to focus on companies that we believe can deliver strong earnings growth and reasonable valuations to carry us through this environment.

PERFORMANCE INFORMATION
TOTAL RETURNS FOR THE PERIODS THROUGH MARCH 31, 2005

                           First Quarter 2005      Since Inception (10/1/04)
                           ------------------      -------------------------
TCM Small Cap Growth             -1.60%                       10.95%
Russell 2000 Growth Index        -6.83%                        7.23%

  THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-536-3230.

  Thank you for your continued confidence and trust in managing your assets.

Sincerely,

/s/Richard J. Johnson                   /s/Jeff B. Curtis

Richard J. Johnson                      Jeff B. Curtis
Chief Investment Officer                President

This report reflects our views, opinions, and portfolio holdings as of March 31, 2005, the end of the reporting period. These views are subject to change at any time based on market and other conditions and we disclaim any responsibility to update these views. These views should not be relied on as investment advice or an indication of trading intent on behalf of the Fund.

Short-term performance, in particular, is not a good indication of the Fund's future performance, and an investment should not be made based solely on returns.

THE FUND INVESTS IN SMALLER COMPANIES, WHICH INVOLVE ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY.

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the Fund, including investment objectives, risks, charges, and expenses.

Quasar Distributors, LLC, Distributor (5/05)

FUND INFORMATION at March 31, 2005

BASIC FUND FACTS
----------------
Ticker Symbol                           TCMSX
Inception Date                      10/1/2004
Total Assets                     $128 million
Total Operating Expenses                0.95%

TOP TEN HOLDINGS (% OF NET ASSETS)
----------------------------------
Hornbeck Offshore Services     2.48       Affiliated Managers Group      1.90
Davita, Inc.                   2.30       Kindred Healthcare, Inc.       1.75
Metal Management, Inc.         2.15       Wabtec Corp                    1.62
Joy Global, Inc.               2.08       Proassurance Corp              1.60
Amphenol Corp                  2.01       Ask Jeeves, Inc.               1.51

  Other securities discussed in the semi-annual shareholders letter and the percentage of the Fund invested in them as of March 31, 2005 include National Oilwell (0.0%), Gulfmark Offshore (0.89%), and United Defense Industries (1.0%).

SECTOR ALLOCATION at March 31, 2005 (Unaudited)

                                  TCM Small Cap             Russell 2000
                                   Growth Fund              Growth Index
                                   -----------              ------------
Information Technology                 27.45%                   25.90%
Industrials                            21.35%                   14.40%
Health Care                            19.05%                   19.90%
Energy                                 12.64%                    6.30%
Consumer Discretionary                  8.70%                   16.50%
Materials                               5.13%                    3.90%
Financials                              3.54%                    9.50%
Consumer Staples                        0.00%                    2.50%
Telecomm Service                        0.00%                    1.10%
Cash*<F1>                               2.14%                    0.00%

*<F1>  Cash equivalents and other assets less liabilities.

Sector allocations and fund holdings are subject to change at any time and are not a recommendation to buy or sell any security.

The Russell 2000 Growth Index is an unmanaged index representing those Russell 2000 Index companies with higher price-to-book ratios and future projected earnings according the Frank Russell Company. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Lipper Small Cap Growth Funds Average represents a universe of funds with similar investment objectives. Lipper averages are provided by Lipper Analytical Services, Inc. One cannot invest directly in an index.

EXPENSE EXAMPLE  For the Six Months Ended March 31, 2005 (Unaudited)

  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/04 - 3/31/05).

ACTUAL EXPENSES

  The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares that have been held less than two months. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses or interest expense taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning                       Ending                    Expenses Paid
                                              Account                       Account                  During the Period
                                           Value 10/1/04                 Value 3/31/05             10/1/04 - 3/31/05*<F2>
                                           -------------                 -------------             ----------------------
Actual                                         $1,000                        $1,110                        $5.00
Hypothetical (5% annual
  return before expenses)                      $1,000                        $1,020                        $4.78

*<F2> The Fund's expenses are equal to the Fund's annualized expense ratio of 0.95% multiplied by 182/365 (to reflect one-half year period). This ratio is equal to the contractually agreed upon limit of 0.95%.

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited)

      SHARES                                                        VALUE
      ------                                                        -----
COMMON STOCKS - 97.9%

AEROSPACE & DEFENSE - 4.4%
      20,235   Argon St, Inc.*<F3>                             $    667,755
      24,662   Armor Holdings, Inc.*<F3>                            914,714
      46,821   MTC Technologies, Inc.*<F3>                        1,521,683
      43,999   SI International, Inc.*<F3>                        1,215,692
      18,065   United Defense Industries, Inc.                    1,326,332
                                                               ------------
                                                                  5,646,176
                                                               ------------
AIR FREIGHT & LOGISTICS - 0.7%
      12,786   UTI Worldwide, Inc.^<F4>                             887,988
                                                               ------------
AUTO COMPONENTS - 0.8%
      53,677   LKQ Corp.*<F3>                                     1,077,297
                                                               ------------
BIOTECHNOLOGY - 1.3%
      45,237   Digene Corp.*<F3>                                    938,668
      11,451   Martek Biosciences Corp.*<F3>                        666,333
                                                               ------------
                                                                  1,605,001
                                                               ------------
CAPITAL MARKETS - 1.9%
      39,462   Affiliated Managers Group, Inc.*<F3>               2,447,828
                                                               ------------
CHEMICALS - 0.9%
      46,116   Airgas, Inc.                                       1,101,711
                                                               ------------
COMMERCIAL SERVICES & SUPPLIES - 3.8%
      43,359   Bowne & Co., Inc.                                    652,119
      65,418   Education Management Corp.*<F3>                    1,828,433
      68,606   Labor Ready, Inc.*<F3>                             1,279,502
      54,577   Resources Connection, Inc.*<F3>                    1,142,297
                                                               ------------
                                                                  4,902,351
                                                               ------------
COMMUNICATIONS EQUIPMENT - 1.8%
      28,428   Nice Systems Ltd. ADR*<F3>                           915,950
      89,785   Packeteer, Inc.*<F3>                               1,381,791
                                                               ------------
                                                                  2,297,741
                                                               ------------
COMPUTERS & PERIPHERALS - 0.8%
      51,850   UNOVA, Inc.*<F3>                                   1,070,702
                                                               ------------
CONSTRUCTION & ENGINEERING - 1.9%
      40,344   URS Corp.*<F3>                                     1,159,890
      28,630   Washington Group International, Inc.*<F3>          1,288,064
                                                               ------------
                                                                  2,447,954
                                                               ------------
DRILLING OIL AND GAS WELLS - 1.4%
     126,605   Pioneer Drilling Co.*<F3>                          1,743,351
                                                               ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.3%
      69,388   Amphenol Corp. - Class A                           2,570,132
       7,841   BEI Technologies, Inc.                               187,949
      37,441   Benchmark Electronics, Inc.*<F3>                   1,191,747
      17,297   Cascade Microtech, Inc.*<F3>                         166,051
      14,197   Electro Scientific Industries, Inc.*<F3>             275,280
      52,531   Intermagnetics General Corp.*<F3>                  1,278,605
      39,704   Radisys Corp.*<F3>                                   562,209
      19,875   Roper Industries, Inc.                             1,301,812
      54,915   Trimble Navigation Ltd.*<F3>                       1,856,676
                                                               ------------
                                                                  9,390,461
                                                               ------------
ENERGY EQUIPMENT & SERVICES - 10.5%
      19,686   Atwood Oceanics, Inc.*<F3>                         1,309,906
      54,388   Core Laboratories NV*<F3>^<F4>                     1,396,140
      43,932   Gulfmark Offshore, Inc.*<F3>                       1,138,278
     126,710   Hornbeck Offshore Services, Inc.*<F3>              3,175,353
      40,231   NS Group, Inc.*<F3>                                1,263,656
      30,971   Rowan Companies, Inc.                                926,962
      33,544   Tetra Technologies, Inc.*<F3>                        953,991
      25,559   Todco - Class A*<F3>                                 660,444
      50,606   Veritas DGC, Inc.*<F3>                             1,516,156
      56,520   Willbros Group, Inc.*<F3>^<F4>                     1,141,704
                                                               ------------
                                                                 13,482,590
                                                               ------------
FINANCIAL SERVICES - 0.0%
       1,964   International Securities Exchange, Inc.*<F3>          51,064
                                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
      38,535   Arthrocare Corp.*<F3>                              1,098,248
      57,511   I-Flow Corp.*<F3>                                    910,399
                                                               ------------
                                                                  2,008,647
                                                               ------------
HEALTH CARE PROVIDERS & SERVICES - 13.9%
      24,712   The Advisory Board Co.*<F3>                        1,079,914
      79,224   Allscripts Healthcare Solutions, Inc.*<F3>         1,132,903
      26,667   Andrx Corp.*<F3>                                     604,541
      22,009   Cerner Corp.*<F3>                                  1,155,693
      17,542   Chemed Corp.                                       1,341,612
      70,231   DaVita, Inc.*<F3>                                  2,939,167
      36,690   Henry Schein, Inc.*<F3>                            1,314,970
      17,989   IDX Systems Corp.*<F3>                               624,758
      63,927   Kindred Healthcare, Inc.*<F3>                      2,243,838
      34,227   Renal Care Group, Inc.*<F3>                        1,298,572
      27,262   SFBC International, Inc.*<F3>                        960,713
      64,596   Symbion, Inc.*<F3>                                 1,380,416
      22,023   United Surgical Partners
                 International, Inc.*<F3>                         1,007,993
      57,902   U.S. Physical Therapy, Inc.*<F3>                     809,470
                                                               ------------
                                                                 17,894,560
                                                               ------------
HOTELS RESTAURANTS & LEISURE - 1.8%
      25,943   Buffalo Wild Wings, Inc.*<F3>                        981,424
     105,855   La Quinta Corp.*<F3>                                 899,767
      13,762   Orient-Express Hotels Ltd. - Class A6                359,188
                                                               ------------
                                                                  2,240,379
                                                               ------------
HOUSEHOLD DURABLES - 1.4%
      48,089   Tempur-Pedic International, Inc.*<F3>                897,341
      29,488   Yankee Candle Co., Inc.*<F3>                         934,769
                                                               ------------
                                                                  1,832,110
                                                               ------------
INDUSTRIAL CONGLOMERATES - 0.8%
      50,547   Raven Industries, Inc.                             1,032,170
                                                               ------------
INSURANCE - 1.6%
      50,612   ProAssurance Corp.*<F3>                            1,999,174
                                                               ------------
INTERNET & CATALOG RETAIL - 0.8%
      58,269   Insight Enterprises, Inc.*<F3>                     1,023,204
                                                               ------------
INTERNET SOFTWARE & SERVICES - 3.0%
      68,732   Ask Jeeves*<F3>                                    1,929,995
      97,350   eCollege.com, Inc.*<F3>                            1,259,709
      15,441   Infospace, Inc.*<F3>                                 630,456
                                                               ------------
                                                                  3,820,160
                                                               ------------
IT SERVICES - 2.9%
      26,523   Anteon International Corp.*<F3>                    1,032,541
      19,021   Global Payments, Inc.                              1,226,664
      85,507   MPS Group, Inc.*<F3>                                 898,679
      65,558   Tyler Technologies, Inc.*<F3>                        498,896
                                                               ------------
                                                                  3,656,780
                                                               ------------
LEISURE EQUIPMENT & PRODUCTS - 1.3%
      67,583   Nautilus Group, Inc.                               1,605,772
                                                               ------------
MACHINERY - 7.0%
      34,312   Bucyrus International, Inc. - Class A              1,340,227
      34,057   IDEX Corp.                                         1,374,200
      75,874   Joy Global, Inc.                                   2,660,143
      30,811   Kennametal, Inc.                                   1,463,214
     101,474   Westinghouse Air Brake Technologies Corp.          2,079,202
                                                               ------------
                                                                  8,916,986
                                                               ------------
MEDIA - 1.6%
      17,817   Getty Images, Inc.*<F3>                            1,266,967
      79,081   Imax Corp.*<F3>^<F4>                                 730,708
                                                               ------------
                                                                  1,997,675
                                                               ------------
MEDICAL EQUIPMENT & SUPPLIES - 1.3%
      94,707   Schick Technologies, Inc.*<F3>                     1,633,696
                                                               ------------
METALS & MINING - 4.3%
      42,610   Arch Coal, Inc.                                    1,832,656
     106,955   Metal Management, Inc.                             2,746,605
      25,807   Steel Dynamics, Inc.                                 889,051
                                                               ------------
                                                                  5,468,312
                                                               ------------
OIL & GAS - 0.7%
      40,925   Range Resources Corp.                                956,008
                                                               ------------
PHARMACEUTICALS - 1.0%
      49,643   Connetics Corp.*<F3>                               1,255,471
                                                               ------------
ROAD & RAIL - 0.7%
      49,983   SCS Transportation, Inc.*<F3>                        929,184
                                                               ------------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 6.1%
      72,162   Credence Systems Corp.*<F3>                          570,801
      38,485   FEI Co.*<F3>                                         890,928
      47,761   Integrated Circuit Systems, Inc.*<F3>                913,190
      35,642   International Rectifier Corp.*<F3>                 1,621,711
      98,834   Monolithic Power Systems, Inc.*<F3>                  872,704
     166,107   Virage Logic Corp.*<F3>                            1,820,533
      89,324   Volterra Semiconductor  Corp.*<F3>                 1,205,874
                                                               ------------
                                                                  7,895,741
                                                               ------------
SOFTWARE - 7.5%
      40,406   Altiris, Inc.*<F3>                                   963,683
      84,917   Concur Technologies, Inc.*<F3>                       689,526
      82,275   Epicor Software Corp.*<F3>                         1,077,803
      61,939   Jamdat Mobile, Inc.*<F3>                           1,067,829
      48,300   Macromedia, Inc.*<F3>                              1,618,050
     215,246   Parametric Technology Corp.*<F3>                   1,203,225
      67,468   Transaction Systems Architects, Inc.*<F3>          1,561,884
      94,192   Wind River Systems, Inc.*<F3>                      1,420,415
                                                               ------------
                                                                  9,602,415
                                                               ------------
SPECIALTY RETAIL - 1.1%
      36,990   Petco Animal Supplies, Inc.*<F3>                   1,361,602
                                                               ------------
TOTAL COMMON STOCKS
  (cost $116,967,699)                                           125,282,261
                                                               ------------
SHORT-TERM INVESTMENTS - 4.3%
   3,753,920   SEI Daily Income Trust Government Fund             3,753,920
   1,769,794   SEI Daily Income Trust Treasury Fund               1,769,794
                                                               ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $5,523,714)                                               5,523,714
                                                               ------------
TOTAL INVESTMENTS IN SECURITIES
  (cost $122,491,413) - 102.2%                                  130,805,975
Liabilities in excess
  of Other  Assets - (2.2%)                                      (2,762,861)
                                                               ------------
NET ASSETS - 100.0%                                            $128,043,114
                                                               ------------
                                                               ------------

ADR - American Depository Receipt.
*<F3>     Non-income producing security.
^<F4>     Foreign security that trades on U.S. exchange.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2005 (Unaudited)

ASSETS
     Investments in securities, at value
       (cost $122,491,413)                                     $130,805,975
     Receivables:
       Securities sold                                              622,935
       Fund shares sold                                             397,755
       Dividends and interest                                        25,882
     Prepaid expenses                                                 5,788
                                                               ------------
          Total assets                                          131,858,335
                                                               ------------
LIABILITIES
     Payables:
       Securities purchased                                       3,091,067
       Fund shares redeemed                                         612,446
       Advisory fees                                                 88,379
       Fund accounting fees                                           3,359
       Transfer agent fees                                              547
       Administration fees                                            4,219
       Custody fees                                                     903
       Chief compliance officer fees                                  1,250
     Accrued expenses                                                13,051
                                                               ------------
          Total liabilities                                       3,815,221
                                                               ------------
NET ASSETS                                                     $128,043,114
                                                               ------------
                                                               ------------
Net asset value, offering price and redemption price per share
  ($128,043,114/5,770,499 shares outstanding; unlimited
  number of shares authorized without par value)               $      22.19
                                                               ------------
                                                               ------------
COMPONENTS OF NET ASSETS
     Paid-in capital                                           $120,488,578
     Undistributed net investment loss                             (292,700)
     Net realized gain on investments                              (467,326)
     Net unrealized appreciation on investments                   8,314,562
                                                               ------------
          Net assets                                           $128,043,114
                                                               ------------
                                                               ------------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Period Ended March 31, 2005*<F5> (Unaudited)

INVESTMENT INCOME
     Income
       Dividends (net of $3,300 foreign withholding tax)         $  116,283
       Interest                                                      37,020
                                                                 ----------
          Total income                                              153,303
                                                                 ----------
     Expenses
       Advisory fees                                                375,594
       Administration fees                                           26,972
       Transfer agent fees                                            9,072
       Fund accounting fees                                          20,547
       Registration fees                                             12,563
       Custody fees                                                   7,357
       Audit fees                                                     7,112
       Reports to shareholders                                        1,471
       Legal fees                                                     3,924
       Trustee fees                                                   2,943
       Miscellaneous                                                    707
       Insurance expense                                              1,226
       Chief compliance officer fees                                  2,500
                                                                 ----------
          Total expenses                                            471,988
          Less: fees waived                                         (25,985)
                                                                 ----------
          Net Expenses                                              446,003
                                                                 ----------
            NET INVESTMENT LOSS                                    (292,700)
                                                                 ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized loss on investments                              (467,326)
     Net unrealized appreciation on investments                   8,314,562
                                                                 ----------
       Net realized and unrealized gain on investments            7,847,236
                                                                 ----------
          NET INCREASE IN NET ASSETS
            RESULTING FROM OPERATIONS                            $7,554,536
                                                                 ----------
                                                                 ----------

*<F5>     Fund commenced operations on October 1, 2004.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                PERIOD ENDED
                                                            MARCH 31, 2005*<F7>
                                                            -------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
     Net investment loss                                       $   (292,700)
     Net realized loss on investments                              (467,326)
     Net unrealized appreciation on investments                   8,314,562
                                                               ------------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                                7,554,536
                                                               ------------

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                                          --
     From net realized gain                                              --
                                                               ------------
       TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               --
                                                               ------------
CAPITAL SHARE TRANSACTIONS
     Net increase in net assets derived
       from net change in outstanding shares (a)<F6>            120,488,578
                                                               ------------
       Total increase in net assets                             128,043,114
                                                               ------------
NET ASSETS
     Beginning of year                                                   --
                                                               ------------
     END OF YEAR                                               $128,043,114
                                                               ------------
                                                               ------------

(a)<F6>   Summary of capital share transactions is as follows:

                                                       PERIOD ENDED
                                             MARCH 31, 2005*<F7> (UNAUDITED)
                                             -------------------------------
                                                  Shares          Value
                                                  ------          -----
Shares sold                                     6,236,212      $130,586,554
Shares issued in reinvestment
  of distributions                                     --                --
Shares redeemed                                  (465,713)      (10,097,976)
                                                ---------      ------------
Net increase                                    5,770,499      $120,488,578
                                                ---------      ------------
                                                ---------      ------------

*<F7>     Fund commenced operations on October 1, 2004.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                                              PERIOD ENDED
                                                          MARCH 31, 2005*<F10>
                                                               (UNAUDITED)
                                                          --------------------
Net asset value, beginning of year                               $20.00
                                                                 ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                               (0.05)
Net realized and unrealized gain on investments                    2.24
                                                                 ------
     Total from investment operations                              2.19
                                                                 ------

LESS DISTRIBUTIONS:
From net investment income                                           --
From net realized gain                                               --
                                                                 ------
     Total distributions                                             --
                                                                 ------
     Net asset value, end of year                                $22.19
                                                                 ------
                                                                 ------

RATIOS/SUPPLEMENTAL DATA:
Total return                                                      10.95%^<F9>
Net assets, end of year (millions)                               $128.0
Portfolio turnover rate                                           88.07%^<F9>

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed                           1.01%+<F8>
After fees waived and expenses absorbed                            0.95%+<F8>

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed                          (0.68)%+<F8>
After fees waived and expenses absorbed                           (0.62)%+<F8>

+<F8>     Annualized.
^<F9>     Not annualized.
*<F10>    Fund commenced operations on October 1, 2004.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

  TCM Small Cap Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment management company. The Fund began operations on October 1, 2004.

  Tyee Capital Management, Inc., the Fund's Advisor, is a registered investment advisor, and provides investment advisory services primarily to institutions. As of March 31, 2005, the Advisor had approximately $320 million under management. Mr. Richard J. Johnson, Chief Investment Officer, is responsible for the management of the Fund's portfolio.

  The Fund's investment objective is to seek long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

  A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

  B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

  C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the interest method.

  D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  For the period ended March 31, 2005, Tyee Capital Management, Inc., (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of the Fund. For the period ended March 31, 2005, the Fund incurred $375,594 in advisory fees.

  Beginning October 1, 2004, the Advisor has contractually agreed to limit the Fund's expenses for an indefinite period, by reducing all or a portion of its fees and reimbursing the Fund's expenses so that its ratio of expenses to average net assets will not exceed 0.95%. The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment. Reimbursed expenses subject to potential recovery by year of expiration are as follows:

       Year of Expiration                      Amount
       ------------------                      ------
       March 31, 2008                         $25,985

  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

  U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates.

     Under $150 million                 $55,000
     $150 to $300 million               0.06% of average daily net assets
     $300 to $650 million               0.05% of average daily net assets
     Over $650 million                  0.04% of average daily net assets

  For the period ended March 31, 2005, the Fund incurred $26,972 in Administration fees.

  U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

  Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

  Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

  For the period ended March 31, 2005, the TCM Small Cap Growth Fund was allocated $2,500 of the Chief Compliance Officer fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from sales of securities, excluding short-term securities and U.S. Government securities, for the period ended March 31, 2005, was $193,165,481 and $75,730,499, respectively.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

  For the period ended March 31, 2005, there were no distributions for the TCM Small Cap Growth Fund.

INFORMATION ABOUT PROXY VOTING (Unaudited)

  A description of the policies and procedures that the TCM Small Cap Growth Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 536-3230 and on the Fund's website at www.tyeecap.com. Furthermore, you can obtain the description
                  ---------------
on the SEC's website at www.sec.gov.
                        -----------

  Information regarding how the TCM Small Cap Growth Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (800) 536-3230. Furthermore, you can obtain the Fund's proxy voting records on the SEC's website at www.sec.gov.
-----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

  The TCM Small Cap Growth Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling
(800) 536-3230. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
   -----------

MANAGEMENT OF THE FUND (Unaudited)

  The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                               TERM OF         PRINCIPAL                        IN FUND
                                POSITION       OFFICE AND      OCCUPATION                       COMPLEX***<F13>    OTHER
NAME, ADDRESS                   WITH           LENGTH OF       DURING PAST                      OVERSEEN           DIRECTORSHIPS
AND AGE                         THE TRUST      TIME SERVED     FIVE YEARS                       BY TRUSTEES        HELD
-------------                   ---------      -----------     -----------                      ---------------    -------------

                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------

Dorothy A. Berry*<F11>          Chairman       Indefinite      President, Talon                 1                  None.
(born 1943)                     and            Term            Industries, Inc.
2020 E. Financial Way           Trustee        since           (administrative,
Suite 100                                      May 1991.       management and business
Glendora, CA 91741                                             consulting); formerly
                                                               Chief Operating Officer,
                                                               Integrated Asset
                                                               Management (investment
                                                               advisor and manager) and
                                                               formerly President, Value
                                                               Line, Inc. (investment
                                                               advisory and financial
                                                               publishing firm).

Wallace L. Cook*<F11>           Trustee        Indefinite      Financial Consultant,            1                  None.
(born 1939)                                    Term            formerly Senior Vice
2020 E. Financial Way                          since           President, Rockefeller
Suite 100                                      May 1991.       Trust Co.; Financial
Glendora, CA 91741                                             Counselor, Rockefeller
                                                               & Co.

Carl A. Froebel*<F11>           Trustee        Indefinite      Owner, Golf Adventures,          1                  None.
(born 1938)                                    Term            LLC, (Vacation Services).
2020 E. Financial Way                          since           Formerly Managing
Suite 100                                      May 1991.       Director, Premier Solutions,
Glendora, CA 91741                                             Ltd.  Formerly President
                                                               and Founder, National
                                                               Investor Data Services, Inc.
                                                               (investment related
                                                               computer software).

Rowley W.P. Redington*<F11>     Trustee        Indefinite      President; Intertech             1                  None.
(born 1944)                                    Term            Computer Services Corp.
2020 E. Financial Way                          since           (computer services and
Suite 100                                      May 1991.       consulting).
Glendora, CA 91741

                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------

Steven J. Paggioli**<F12>       Trustee        Indefinite      Consultant since July            1                  Trustee, Managers
(born 1950)                                    Term            2001; formerly, Executive                           Funds; Trustee,
2020 E. Financial Way                          since           Vice President, Investment                          Managers AMG
Suite 100                                      May 1991.       Company Administration,                             Funds.
Glendora, CA 91741                                             LLC ("ICA") (mutual
                                                               fund administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------

Robert M. Slotky                President      Indefinite      Vice President, U.S.             1                  Not
(born 1947)                                    Term since      Bancorp Fund Services,                              Applicable.
2020 E. Financial Way                          August 2002.    LLC since July 2001;
Suite 100                       Chief          Indefinite      formerly, Senior Vice
Glendora, CA 91741              Compliance     Term since      President, ICA (May
                                Officer        September       1997-July 2001).
                                               2004.

Eric W. Falkeis                 Treasurer      Indefinite      Vice President, U.S.             1                  Not
(born 1973)                                    Term since      Bancorp Fund Services,                              Applicable.
615 East Michigan St.                          August 2002.    LLC since 1997; Chief
Milwaukee, WI 53202                                            Financial Officer, Quasar
                                                               Distributors, LLC since 2000.

Chad E. Fickett                 Secretary      Indefinite      Assistant Vice President,        1                  Not
(born 1973)                                    Term since      U.S. Bancorp Fund Services,                         Applicable.
615 East Michigan St.                          March 2002.     LLC since July 2000.
Milwaukee, WI 53202

  *<F11> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
 **<F12> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's distributor.
***<F13> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

                               INVESTMENT ADVISOR
                         Tyee Capital Management, Inc.
                        1211 SWFifth Avenue, Suite 2100
                            Portland, Oregon  97204

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                     Philadelphia, Pennsylvania  19103-3638

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                     San Francisco, California  94105-3441

                                   CUSTODIAN
                        U.S. Bank, National Association
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                        TRANSFER AGENT, FUND ACCOUNTANT
                             AND FUND ADMINISTRATOR
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
                                 1-800-536-3230

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   --------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              ---------------------------
                              Robert M. Slotky, President

     Date     June 7, 2005
           ----------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F14> /s/ Robert M. Slotky
                                   ---------------------------
                                   Robert M. Slotky, President

     Date    June 7, 2005
          ----------------------------------------------------

     By (Signature and Title)*<F14> /s/ Eric W. Falkeis
                                    --------------------------
                                    Eric W. Falkeis, Treasurer

     Date    June 7, 2005
          ----------------------------------------------------

*<F14> Print the name and title of each signing officer under his or her signature.